Consolidated Statement of Shareholder's Interest - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total shareholder’s interest	$ 14,347		$ 14,975		$ 14,347	$ 14,975
Shareholder's Interest [Roll Forward]
Balance at beginning of period		$ 14,975		$ 15,884	14,975	15,884	$ 12,803
Net income	441	603	526	701	2,228	2,224	3,007
Other comprehensive income/(loss), net of tax					44	(410)	471
Balance at end of period	14,347		14,975		14,347	14,975	15,884
Shareholder's Interest [Member]
Shareholder's Interest [Roll Forward]
Balance at beginning of period		5,227		5,227	5,227	5,227	5,227
Net income					0	0	0
Other comprehensive income/(loss), net of tax					0	0	0
Distributions declared					0	0	0
Balance at end of period	5,227		5,227		5,227	5,227	5,227
Accumulated Other Comprehensive Income/(Loss) (Note11) [Member]
Shareholder's Interest [Roll Forward]
Balance at beginning of period		(829)		(419)	(829)	(419)	(890)
Net income					0	0	0
Other comprehensive income/(loss), net of tax					44	(410)	471
Distributions declared					0	0	0
Balance at end of period	(785)		(829)		(785)	(829)	(419)
Retained Earnings [Member]
Shareholder's Interest [Roll Forward]
Balance at beginning of period		$ 10,577		$ 11,076	10,577	11,076	8,466
Net income					2,228	2,224	3,007
Other comprehensive income/(loss), net of tax					0	0	0
Distributions declared					(2,900)	(2,723)	(406)
Balance at end of period	$ 9,905		10,577		9,905	10,577	11,076
Parent [Member]
Shareholder's Interest [Roll Forward]
Distributions declared					$ (2,900)	(2,723)	$ (406)
Accounting Standards Update 2014-09 [Member] | Shareholder's Interest [Member]
Shareholder's Interest [Roll Forward]
Cumulative Effect of New Accounting Principle in Period of Adoption			0			0
Accounting Standards Update 2014-09 [Member] | Accumulated Other Comprehensive Income/(Loss) (Note11) [Member]
Shareholder's Interest [Roll Forward]
Cumulative Effect of New Accounting Principle in Period of Adoption			0			0
Accounting Standards Update 2014-09 [Member] | Retained Earnings [Member]
Shareholder's Interest [Roll Forward]
Cumulative Effect of New Accounting Principle in Period of Adoption			9			9
Accounting Standards Update 2014-09 [Member] | Parent [Member]
Shareholder's Interest [Roll Forward]
Cumulative Effect of New Accounting Principle in Period of Adoption			$ 9			$ 9